OTHER PROVISIONS, CURRENT AND NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PROVISIONS, CURRENT AND NON-CURRENT
Schedule of composition of provisions

Description	12.31.2021	12.31.2020
	ThCh$	ThCh$
Litigation (1)	57,412,406	50,070,273
Total	57,412,406	50,070,273

Current	1,528,879	1,335,337
Non-current	55,883,527	48,734,936
Total	57,412,406	50,070,273
(1)	Correspond to the provision made for the probable losses of fiscal, labor and commercial contingencies, based on the opinion of our legal advisors, according to the following detail:

Description (see note 23.1)	12.31.2021	12.31.2020
	ThCh$	ThCh$
Tax contingencies	28,673,105	25,543,101
Labor contingencies	9,502,630	8,688,551
Civil contingencies	19,236,671	15,838,621
Total	57,412,406	50,070,273

Schedule of movement of provisions

Description	12.31.2021	12.31.2020
	ThCh$	ThCh$
Opening balance at January 1st	50,070,273	69,107,550
Additional provisions	948,632	172,801
Increase (decrease) in existing provisions	5,903,714	4,624,789
Used provision (payments made charged to the provision)	(3,717,687)	(5,799,209)
Reversal of unused provision	(788,215)	—
Increase (decrease) due to foreign exchange rate differences	4,995,689	(18,035,658)
Total	57,412,406	50,070,273